Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 386	$ 928	$ 2,774
Business tax and surcharges		(43)	(83)	(101)
Net revenues		343	845	2,673
Cost of revenues		306	1,376	3,114
Gross (loss) profit		37	(531)	(441)
Operating expenses:
Selling expenses		259	559	1,411
General and administrative expenses		6,558	2,731	5,483
Research and development			35	35
Total operating expenses		6,817	3,325	6,929
Loss from continuing operations		(6,780)	(3,856)	(7,370)
Other income (expenses):
Interest expenses, net		(84)	(320)	(835)
(Loss) gains from long-term investments		(3,749)	114	(2,670)
Other income, net		15	4,186	4,909
Total other income (expenses), net		(3,818)	3,980	1,404
(Loss) income from continuing operation before income taxes		(10,598)	124	(5,966)
Income tax expense			1	17
Net (loss) income from continuing operation		(10,598)	123	(5,983)
Discontinued operations:
Net loss from discontinued operations, net of income taxes		(1,603)	(317)	(6,328)
Loss from disposal of discontinued operations, net of income taxes		(1,447)
Net loss from discontinued operations		(3,050)	(317)	(6,328)
Net loss		(13,648)	(194)	(12,311)
Less: Net income attributable to non-controlling interests		3	380	1,024
Net loss attributable to AirNet Technology Inc.		(13,651)	(574)	(13,335)
Net loss		(13,648)	(194)	(12,311)
Foreign currency translation adjustment		528	(72)	359
Total comprehensive loss		(13,120)	(266)	(11,952)
Less: Total comprehensive income (loss) attributable to non-controlling interests		3	(527)	1,024
Total comprehensive (loss) income attributable to AirNet Technology Inc.		$ (13,123)	$ 261	$ (12,976)
Weighted average number of ordinary shares outstanding - basic (in Shares)	[1]	11,199,744	6,571,281	7,803,348
Weighted average number of ordinary shares outstanding - diluted (in Shares)	[1]	11,199,744	6,571,281	7,803,348
Loss per ordinary share - basic (in Dollars per share)	[1]	$ (1.22)	$ (0.09)	$ (1.71)
Loss per ordinary share - diluted (in Dollars per share)	[1]	$ (1.22)	$ (0.09)	$ (1.71)

[1]	The shares and per share information are presented on a retroactive basis to reflect the consolidation of ordinary shares (Note 11).